Estimated Fair Values of Outstanding Derivative Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 30,407	¥ 11,887
Fair Values of Liabilities Derivative	48,324	30,549
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	258	1,020
Fair Values of Liabilities Derivative	24,853	15,186
Designated as hedging instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	954	1,221
Designated as hedging instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	23,899	13,941
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	11	2
Designated as hedging instrument | Interest rate contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	207	1,012
Designated as hedging instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative		24
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	40	6
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	30,149	10,867
Fair Values of Liabilities Derivative	¥ 23,471	¥ 15,363
Not designated as hedging instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative
Not designated as hedging instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative		¥ 18
Not designated as hedging instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	¥ 1,178	1,429
Not designated as hedging instrument | Interest rate contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	222
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	21,526	13,892
Not designated as hedging instrument | Foreign exchange contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	155	24
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	29,899	10,855
Not designated as hedging instrument | Foreign exchange contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 28	¥ 12
Not designated as hedging instrument | Equity Contracts
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative
Not designated as hedging instrument | Equity Contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	¥ 612